Financial Statement Schedule I - STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements
Net income	$ 147,246	$ 166,555	$ 242,431
Other comprehensive income (loss) (net of tax of nil)	76,188	319	(50,577)
Comprehensive income attributable to Canadian Solar Inc.	227,631	172,127	180,955
Reportable Legal Entities [Member] | Parent Company
Condensed Financial Statements
Net income	146,703	171,585	237,070
Other comprehensive income (loss) (net of tax of nil)	80,928	542	(56,115)
Comprehensive income attributable to Canadian Solar Inc.	$ 227,631	$ 172,127	$ 180,955